Stockholders' Equity (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Outstanding beginning balance Shares	1,692,898	1,471,167	1,439,000
Granted Shares	190,050	387,898	288,000
Options vesting Shares	0	0	0
Exercised Shares	0	(85,333)	0
Forfeited/Cancelled Shares	0	(80,834)	(255,833)
Outstanding ending balance Shares	1,882,948
Outstanding ending balance Shares		1,692,898	1,471,167
Outstanding beginning balance Weighted Average Exercise Price	$ 1.24	$ 1.27	$ 1.23
Granted Weighted Average Exercise Price	$ 1.80	$ 1.19	$ 1.42
Options vesting Weighted Average Exercise Price	$ 0	$ 0	$ 0
Exercised Weighted Average Exercise Price	$ 0	$ 1.04	$ 0
Forfeited/Cancelled Weighted Average Exercise Price	$ 0	$ 1.82	$ 1.21
Outstanding ending balance Weighted Average Exercise Price	$ 1.30	$ 1.24	$ 1.27
Unvested [Member]
Outstanding beginning balance Shares	340,168	329,501	286,000
Granted Shares	182,650	204,000	219,167
Options vesting Shares	(24,250)	(193,333)	(134,833)
Exercised Shares	0	0	0
Forfeited/Cancelled Shares	0	0	(40,833)
Outstanding ending balance Shares	498,568
Outstanding ending balance Shares		340,168	329,501
Outstanding beginning balance Weighted Average Exercise Price	$ 1.29	$ 1.29	$ 1.21
Granted Weighted Average Exercise Price	$ 1.80	$ 1.24	$ 1.30
Options vesting Weighted Average Exercise Price	$ 1.47	$ 1.25	$ 1.20
Exercised Weighted Average Exercise Price	$ 0	$ 0	$ 0
Forfeited/Cancelled Weighted Average Exercise Price	$ 0	$ 0	$ 1.02
Outstanding ending balance Weighted Average Exercise Price	$ 1.47	$ 1.29	$ 1.29
Vested [Member]
Outstanding beginning balance Shares	1,352,730	1,141,666	1,153,000
Granted Shares	7,400	183,898	68,833
Options vesting Shares	24,250	193,333	134,833
Exercised Shares	0	(85,333)	0
Forfeited/Cancelled Shares	0	(80,834)	(215,000)
Outstanding ending balance Shares	1,384,380
Outstanding ending balance Shares		1,352,730	1,141,666
Outstanding beginning balance Weighted Average Exercise Price	$ 1.23	$ 1.27	$ 1.24
Granted Weighted Average Exercise Price	$ 1.80	$ 1.14	$ 1.79
Options vesting Weighted Average Exercise Price	$ 1.47	$ 1.25	$ 1.20
Exercised Weighted Average Exercise Price	$ 0	$ 1.04	$ 0
Forfeited/Cancelled Weighted Average Exercise Price	$ 0	$ 1.82	$ 1.25
Outstanding ending balance Weighted Average Exercise Price	$ 1.24	$ 1.23	$ 1.27